Inventory	12 Months Ended
Dec. 31, 2025
Inventory
Inventory

13) Inventory

The following table presents the inventory as of December 31, 2025 and December 31, 2024:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Lubricating oil	$4,288	$3,304
Total inventory	$4,288	$3,304